Long-Term Obligations and Other Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2011
Long-Term Obligations and Other Short-Term Borrowings
Schedule of Long-Term Obligations and Other Short-Term Borrowings

	June 30,
(in millions)	2011	2010
4.00% Notes due 2015	$536.6	$534.7
4.625% Notes due 2020	500.1	0.0
5.50% Notes due 2013	306.9	305.1
5.65% Notes due 2012	211.7	216.1
5.80% Notes due 2016	306.9	308.9
5.85% Notes due 2017	158.0	158.0
6.00% Notes due 2017	209.6	213.1
6.75% Notes due 2011	0.0	218.7
7.80% Debentures due 2016	37.1	44.1
7.00% Debentures due 2026	124.5	124.5
Other obligations	110.6	6.1

Total	2,502.0	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2

Long-term obligations, less current portion	$2,175.3	$1,896.1

Maturities of Long Term Debt for the Next Five Years

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of long-term obligations and other short-term borrowings	$326.7	$310.7	$1.3	$532.8	$0.0	$1,330.5	$2,502.0